UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     STG Capital Management, LP

Address:  780 Third Avenue
          Suite 301
          New York, New York 10017


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stan Gonzalez
Title:  Chief Financial Officer
Phone:  212-521-3885


Signature, Place and Date of Signing:


  /s/ Stan Gonzalez             New York, New York          August 11, 2006
---------------------        -----------------------     ---------------------
     [Signature]                  [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $90,550
                                         (thousands)


List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE
                           STG Capital Management, LP


COLUMN 1                       COLUMN  2      COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COL 7         COLUMN 8

                               TITLE OF                   VALUE    SHRS OR  SH/  PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 CLASS          CUSIP      (X$1000)  PRN AMT  PRN  CALL   DISCRETION  MNGRS     SOLE  SHARED  NONE
ARIBA INC                      COM NEW        04033V203    972     118000   SH          SOLE        NONE    118000
ATMI INC                       COM            00207R101   1475      59900   SH          SOLE        NONE     59900
CENTEX CORP                    COM            152312104   1207      24000   SH          SOLE        NONE     24000
CHECK POINT SOFTWARE  TECH LT  COM            M22465104   1678      95300   SH          SOLE        NONE     95300
CISCO SYS INC                  COM            17275R102   1953     100000   SH          SOLE        NONE    100000
CITRIX SYS INC                 COM            177376100   1504      37500   SH          SOLE        NONE     37500
DSP GROUP INC                  COM            23332B106   4712     189602   SH          SOLE        NONE    189602
ELECTRONIC ARTS INC            COM            285512109    861      20000   SH          SOLE        NONE     20000
FILENET CORP                   COM            316869106   2963     110000   SH          SOLE        NONE    110000
FINISAR CORP                   COM            31787A101    654     200000   SH          SOLE        NONE    200000
HARMAN INTL INDS INC           COM            413086109    683       8000   SH          SOLE        NONE      8000
HI / FN INC                    COM            428358105    924     149600   SH          SOLE        NONE    149600
HYPERION SOLUTIONS CORP        COM            44914M104   2904     105222   SH          SOLE        NONE    105222
IKANOS COMMUNICATIONS          COM            45173E105   5820     383201   SH          SOLE        NONE    383201
INTEGRATED DEVICE TECHNOLOGY   COM            458118106   2269     160000   SH          SOLE        NONE    160000
INTERNATIONAL RECTIFIER CORP   COM            460254105   1411      36100   SH          SOLE        NONE     36100
MSYS FLASH DISK  PIONEERS LT   COM            M7061C100   3200     108000   SH          SOLE        NONE    108000
MARVELL TECHNOLOGY GROUP LTD   COM            G5876H105   2438      55000   SH          SOLE        NONE     55000
MAXWELL TECHNOLOGIES  INC      COM            577767106    972      49517   SH          SOLE        NONE     49517
MICRON TECHNOLOGY INC          COM            595112103    904      60000   SH          SOLE        NONE     60000
MICROTUNE INC DEL              COM            59514P109    994     158750   SH          SOLE        NONE    158750
NAUTILUS INC                   COM            63910B102   1557      99100   SH          SOLE        NONE     99100
NETLOGIC MICRSYSTEMS INC       COM            64118B100   6322     196043   SH          SOLE        NONE    196043
NEWMONT MINING CORP            COM            651639106   2647      50000   SH          SOLE        NONE     50000
NOVELL INC                     COM            670006105    498      75000   SH          SOLE        NONE     75000
ON SEMICONDUCTOR CORP          COM            682189105   2440     415000   SH          SOLE        NONE    415000
ORACLE CORP                    COM            68389X105   4027     277900   SH          SOLE        NONE    277900
POWERDSINE LTD                 COM            M41415106   3285     454486   SH          SOLE        NONE    454486
RF MICRODEVICES INC            COM            749941100   2239     375000   SH          SOLE        NONE    375000
RIGHTNOW TECHNOLOGIES INC      COM            76657R106   1985     119000   SH          SOLE        NONE    119000
SIGMA DESIGNS INC              COM            826565103   3155     334586   SH          SOLE        NONE    334586
SILICON LABORATORIES INC       COM            826919102   2109      60000   SH          SOLE        NONE     60000
SILICON MOTION TECHNOLOGY CO   SPONSORED ADR  82706C108   2366     165000   SH          SOLE        NONE    165000
SIRF TECHNOLOGY HLDGS INC      COM            82967H101   1450      45000   SH          SOLE        NONE     45000
SPANSION INC                   COM            84649R101   6755     423800   SH          SOLE        NONE    423800
SYMANTEC CORP                  COM            871503108   1554     100000   SH          SOLE        NONE    100000
SYNAPTICS INC                  COM            87157D109   1070      50000   SH          SOLE        NONE     50000
TESSERA TECHNOLOGIES  INC      COM            88164L100    825      30000   SH          SOLE        NONE     30000
TIBCO SOFTWARE INC             COM            88632Q103   1964     278500   SH          SOLE        NONE    278500
TRIQUINT SEMICONDUCTOR INC     COM            89674K103    692     155000   SH          SOLE        NONE    155000
VICOR CORP                     COM            925815102    532      32100   SH          SOLE        NONE     32100
VOLTERRA SEMICONDUCTOR CORP    COM            928708106    563      36900   SH          SOLE        NONE     36900
WITNESS SYS INC                COM            977424100   2017     100000   SH          SOLE        NONE    100000

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